                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)             (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: August 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Dividend Growth Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended August 31, 2003

TOTAL RETURN FOR THE SIX MONTHS ENDED AUGUST 31, 2003

                                                                LIPPER
                                                  S&P          LARGE-CAP
                                                  500            VALUE
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)     FUNDS INDEX(2)
  20.99%      20.54%      20.53%      21.12%      20.88%             19.97%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended August 31, 2003, was one of sharp contrast. Just prior to its start, in late February, a consumer confidence report recorded the lowest monthly reading since October 1993. Crude oil and natural gas prices were surging due to Iraq-centered geopolitical tensions and unusually cold weather across the United States. And fears of a double-dip recession persisted, defying evidence of a nascent recovery in the domestic economy. Responding to these negative developments, the market challenged its October 2002 low in mid-March. Following the rapid conclusion of the military campaign in Iraq, however, consumer confidence soared and investors returned to the market. Reports of first-quarter corporate revenues and profits exceeded expectations, further buoying equities. And declines in oil prices and corporate bond yields added to the positive tone of the market as well.

Economic activity continued to show signs of recovery through the spring and summer months, as data revealed gains in retail sales, industrial production, housing sales and capital goods orders. The major threat to a cyclical recovery continued to be the soft labor market, where unemployment reports remained high. Recent reports of declines in initial jobless claims have helped moderate this continued threat to a more comprehensive recovery.

At the end of the six-month period, the S&P 500 Index stood 30 percent above its October 2002 low. Stocks sensitive to the economy benefited disproportionately during this recovery, as did smaller-capitalization stocks. Leaders among large caps included retail, industrials, materials, consumer services and durables. Laggards included health care, consumer staples, telecom and energy.

PERFORMANCE ANALYSIS

The Fund performed in line with the market during the period. Underperformance was narrowly concentrated in the portfolio's technology allocation. The Fund's underweighting and stock selection in that sector, one of the market's leaders during the rally, detracted from relative performance.

The Fund's largest overweightings relative to the S&P 500 were basic resources, heavy industry/transportation and consumer durables. All three of these economically sensitive sector allocations contributed to relative performance. Underweightings in health care and financials, both of which suffered from earnings disappointments and concerns about rising interest rates, also helped relative performance.

Stock selection within most sectors positively impacted relative performance, especially in financial services, where our selectivity among banks and investment companies was rewarded. In addition, the Fund's exposure to manufacturers and diversified industrials contributed significantly. We also gained from stock selection within consumer spending-related sectors such as retail and consumer staples, where discounters, specialty stores, and food and tobacco producers and distributors did particularly well.

   TOP 10 HOLDINGS
   United Technologies Corp.                             3.4%
   Target Corp.                                          3.0
   Deere & Co.                                           2.9
   Wyeth                                                 2.8
   Johnson Controls, Inc.                                2.7
   3M Co.                                                2.5
   Alcoa Inc.                                            2.4
   Home Depot, Inc. (The)                                2.4
   Bank America Corp.                                    2.4
   Int'l Business Machines Corp.                         2.3

   TOP FIVE INDUSTRIES
   Industrial Conglomerates                             9.4%
   Pharmaceuticals: Major                               9.0
   Integrated Oil                                       4.9
   Major Banks                                          4.7
   Trucks/Construction/Farm Machinery                   4.3

Subject to change daily. All percentages are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE INVESTMENT MANAGER INITIALLY EMPLOYS A QUANTITATIVE SCREENING PROCESS IN AN ATTEMPT TO IDENTIFY A NUMBER OF COMMON STOCKS WHICH ARE UNDERVALUED AND WHICH HAVE A RECORD OF PAYING DIVIDENDS.

2. THE INVESTMENT MANAGER THEN APPLIES QUALITATIVE ANALYSIS TO DETERMINE WHICH STOCKS IT BELIEVES HAVE THE POTENTIAL TO INCREASE DIVIDENDS AND, FINALLY, TO DETERMINE WHETHER ANY OF THE STOCKS SHOULD BE ADDED TO OR SOLD FROM THE FUND'S PORTFOLIO.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT
HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2003

                             CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                                    07/28/97                 03/30/81                 07/28/97                  07/28/97
   SYMBOL                             DIVAX                     DIVBX                    DIVCX                    DIVDX
   1 YEAR                              7.34%(3)                  6.52%(3)                 6.50%(3)                 7.58%(3)
                                       1.70(4)                   1.52(4)                  5.50(4)
   5 YEARS                             1.64(3)                   0.97(3)                  0.90(3)                  1.88(3)
                                       0.55(4)                   0.67(4)                  0.90(4)
   10 YEARS                                                      7.42(3)
                                                                 7.42(4)
   SINCE INCEPTION                     1.61(3)                  11.69(3)                  0.86(3)                  1.84(3)
                                       0.71(4)                  11.69(4)                  0.86(4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Common Stocks (99.8%)

              Aerospace & Defense
              (0.6%)
   487,000    Northrop Grumman
               Corp. ................  $   46,498,760
                                       --------------
              Aluminum (4.1%)
 3,267,500    Alcan Aluminum Ltd.
               (Canada)..............     118,838,975
 6,324,300    Alcoa, Inc. ...........     180,622,008
                                       --------------
                                          299,460,983
                                       --------------
              Apparel/Footwear (1.3%)
 2,392,500    VF Corp. ..............      95,939,250
                                       --------------
              Auto Parts: O.E.M.
              (3.1%)
 3,126,100    Delphi Corp. ..........      28,322,466
 2,009,700    Johnson Controls,
               Inc. .................     198,960,300
                                       --------------
                                          227,282,766
                                       --------------
              Beverages: Non-
              Alcoholic (2.1%)
 3,493,000    Coca-Cola Co. (The)....     152,015,360
                                       --------------
              Chemicals: Major
              Diversified (4.2%)
 4,378,100    Dow Chemical Co.
               (The).................     151,175,793
 3,485,700    Du Pont (E.I.) de
               Nemours & Co.,
               Inc. .................     155,950,218
                                       --------------
                                          307,126,011
                                       --------------
              Computer Processing
              Hardware (1.5%)
 5,579,200    Hewlett-Packard Co. ...     111,137,664
                                       --------------
              Discount Stores (3.0%)
 5,420,200    Target Corp. ..........     220,060,120
                                       --------------
              Drugstore Chains (0.9%)
 1,964,500    CVS Corp. .............      64,042,700
                                       --------------
              Electric Utilities
              (4.0%)
 1,981,000    Exelon Corp. ..........     116,680,900
 2,571,100    FirstEnergy Corp. .....      75,230,386
 1,647,100    FPL Group, Inc. .......     101,889,606
                                       --------------
                                          293,800,892
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Electronics/
              Appliances(1.6%)
 1,691,100    Whirlpool Corp. .......  $  117,666,738
                                       --------------
              Finance/Rental/
              Leasing(3.7%)
 1,538,200    Fannie Mae.............      99,659,978
 1,400,800    Freddie Mac............      74,452,520
 4,154,000    MBNA Corp. ............      96,954,360
                                       --------------
                                          271,066,858
                                       --------------
              Financial Conglomerates
              (3.2%)
 2,632,000    Citigroup Inc. ........     114,097,200
 3,629,700    J.P. Morgan Chase &
               Co. ..................     124,208,334
                                       --------------
                                          238,305,534
                                       --------------
              Food Distributors
              (1.0%)
 2,453,800    SYSCO Corp. ...........      77,196,548
                                       --------------
              Food: Major Diversified
              (2.6%)
 3,675,200    PepsiCo, Inc. .........     163,693,408
   557,100    Unilever N.V. (ADR) (NY
               Registered Shares)
               (Netherlands).........      31,186,458
                                       --------------
                                          194,879,866
                                       --------------
              Forest Products (2.0%)
 2,488,200    Weyerhaeuser Co. ......     148,047,900
                                       --------------
              Home Improvement Chains
              (2.4%)
 5,589,800    Home Depot, Inc.
               (The).................     179,767,968
                                       --------------
              Household/Personal Care
              (4.0%)
 2,439,300    Avon Products, Inc. ...     156,359,130
 1,602,300    Procter & Gamble Co.
               (The).................     139,864,767
                                       --------------
                                          296,223,897
                                       --------------

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Industrial
              Conglomerates (9.4%)
 1,275,600    3M Co. ................  $  181,734,732
 4,880,400    General Electric
               Co. ..................     144,313,428
 4,004,300    Honeywell
               International,
               Inc. .................     116,084,657
 3,158,100    United Technologies
               Corp. ................     253,437,525
                                       --------------
                                          695,570,342
                                       --------------
              Industrial Specialties
              (0.8%)
 1,064,100    PPG Industries,
               Inc. .................      58,429,731
                                       --------------
              Information Technology
              Services (2.3%)
 2,105,200    International Business
               Machines Corp. .......     172,647,452
                                       --------------
              Integrated Oil (4.9%)
 3,048,400    BP PLC (ADR) (United
               Kingdom)..............     127,179,248
 3,999,700    Exxon Mobil Corp. .....     150,788,690
 1,849,000    Royal Dutch Petroleum
               Co. (NY Registered
               Shares)
               (Netherlands).........      82,964,630
                                       --------------
                                          360,932,568
                                       --------------
              Investment Banks/
              Brokers (2.0%)
   644,600    Goldman Sachs Group,
               Inc. (The)............      57,040,654
   159,100    Lehman Brothers
               Holdings, Inc. .......      10,457,643
 1,542,300    Merrill Lynch & Co.,
               Inc. .................      82,944,894
                                       --------------
                                          150,443,191
                                       --------------
              Investment Managers
              (0.9%)
 2,140,800    Mellon Financial
               Corp. ................      67,114,080
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Life/Health Insurance
              (2.1%)
    77,100    Jefferson-Pilot
               Corp. ................  $    3,413,217
 4,306,500    Lincoln National
               Corp. ................     152,536,230
                                       --------------
                                          155,949,447
                                       --------------
              Major Banks (4.7%)
 2,237,200    Bank of America
               Corp. ................     177,298,100
 1,619,200    Comerica, Inc. ........      79,891,328
 2,684,400    KeyCorp................      73,096,212
   338,600    PNC Financial Services
               Group.................      16,117,360
                                       --------------
                                          346,403,000
                                       --------------
              Major
              Telecommunications
              (2.3%)
 4,880,400    Verizon Communications
               Inc. .................     172,375,728
                                       --------------
              Motor Vehicles (1.0%)
   865,600    DaimlerChrysler AG
               (Germany).............      33,091,888
 1,024,300    General Motors
               Corp. ................      42,098,730
                                       --------------
                                           75,190,618
                                       --------------
              Multi-Line Insurance
              (0.8%)
   380,400    American International
               Group, Inc. ..........      22,660,428
   635,500    Hartford Financial
               Services Group, Inc.
               (The).................      33,821,310
                                       --------------
                                           56,481,738
                                       --------------
              Office Equipment/
              Supplies (2.3%)
 4,402,000    Pitney Bowes, Inc. ....     171,678,000
                                       --------------
              Packaged Software
              (0.5%)
 1,429,500    Microsoft Corp. .......      37,910,340
                                       --------------

                       See Notes to Financial Statements
 6

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Pharmaceuticals: Major
              (9.0%)
 5,292,400    Bristol-Myers Squibb
               Co. ..................  $  134,268,188
 2,442,400    Merck & Co., Inc. .....     122,901,580
 5,253,500    Pfizer Inc. ...........     157,184,720
 2,925,400    Schering-Plough
               Corp. ................      44,436,826
 4,879,400    Wyeth..................     209,082,290
                                       --------------
                                          667,873,592
                                       --------------
              Property - Casualty
              Insurers (0.9%)
 3,976,400    Travelers Property
               Casualty Corp. (Class
               A)....................      61,196,796
   233,600    Travelers Property
               Casualty Corp. (Class
               B)....................       3,618,464
                                       --------------
                                           64,815,260
                                       --------------
              Pulp & Paper (1.5%)
 1,774,900    International Paper
               Co. ..................      71,972,195
 1,457,300    Meadwestvaco Corp. ....      36,942,555
                                       --------------
                                          108,914,750
                                       --------------
              Railroads (2.6%)
 4,354,300    Burlington Northern
               Santa Fe Corp. .......     123,444,405
 2,232,300    CSX Corp. .............      72,058,644
                                       --------------
                                          195,503,049
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Tobacco (2.2%)
 3,912,400    Altria Group, Inc. ....  $  161,269,128
                                       --------------
              Trucks/Construction/Farm
              Machinery (4.3%)
 1,436,700    Caterpillar Inc. ......     103,198,161
 3,768,800    Deere & Co. ...........     212,974,888
                                       --------------
                                          316,173,049
                                       --------------

Total Investments
(Cost $3,463,800,101)
(a).......................    99.8%     7,376,194,890
Other Assets In Excess Of
Liabilities...............     0.2         16,881,416
                             -----     --------------
Net Assets................   100.0%    $7,393,076,306
                             =====     ==============

---------------------------------------------------

    ADR  American Depository Receipt.
    (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $3,963,701,456 and the aggregate gross unrealized depreciation is $51,306,667, resulting in net unrealized appreciation of $3,912,394,789.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2003 (unaudited)

Assets:
Investments in securities, at value
 (cost $3,463,800,101)...............  $7,376,194,890
Receivable for:
    Investments sold.................      23,975,853
    Dividends........................      19,811,369
    Capital stock sold...............       4,324,838
Prepaid expenses and other assets....         300,903
                                       --------------
    Total Assets.....................   7,424,607,853
                                       --------------
Liabilities:
Payable for:
    Capital stock redeemed...........       6,166,051
    Distribution fee.................       5,736,570
    Investment management fee........       2,646,438
Payable to bank......................      16,559,771
Accrued expenses and other
 payables............................         422,717
                                       --------------
    Total Liabilities................      31,531,547
                                       --------------
    Net Assets.......................  $7,393,076,306
                                       ==============
Composition of Net Assets:
Paid-in-capital......................   3,024,080,544
Net unrealized appreciation..........   3,912,394,789
Accumulated undistributed net
 investment income...................      26,218,940
Accumulated undistributed net
 realized gain.......................     430,382,033
                                       --------------
    Net Assets.......................  $7,393,076,306
                                       ==============
Class A Shares:
Net Assets...........................    $122,392,026
Shares Outstanding (500,000,000
 shares authorized, $.01 par
 value)..............................       3,072,231
    Net Asset Value Per Share........          $39.84
                                       ==============
    Maximum Offering Price Per Share,
     (net asset value plus 5.54% of
     net asset value)................          $42.05
                                       ==============
Class B Shares:
Net Assets...........................  $6,687,636,821
Shares Outstanding (500,000,000
 shares authorized, $.01 par
 value)..............................     167,680,159
    Net Asset Value Per Share........          $39.88
                                       ==============
Class C Shares:
Net Assets...........................     $99,532,543
Shares Outstanding (500,000,000
 shares authorized, $.01 par
 value)..............................       2,504,902
    Net Asset Value Per Share........          $39.74
                                       ==============
Class D Shares:
Net Assets...........................    $483,514,916
Shares Outstanding (500,000,000
 shares authorized, $.01 par
 value)..............................      12,127,824
    Net Asset Value Per Share........          $39.87
                                       ==============

Statement of Operations
For the six months ended August 31, 2003 (unaudited)

Net Investment Income:
Income
Dividends (net of $1,280,369
  foreign withholding tax)........  $   92,982,120
Interest..........................         178,204
                                    --------------
    Total Income..................      93,160,324
                                    --------------
Expenses
Distribution fee (Class A
  shares).........................         143,934
Distribution fee (Class B
  shares).........................      32,375,839
Distribution fee (Class C
  shares).........................         459,555
Investment management fee.........      15,251,246
Transfer agent fees and
  expenses........................       4,356,577
Custodian fees....................         214,556
Shareholder reports and notices...         206,061
Registration fees.................          59,005
Taxes.............................          38,889
Professional fees.................          28,286
Directors' fees and expenses......          18,937
Other.............................          61,308
                                    --------------
    Total Expenses................      53,214,193
                                    --------------
    Net Investment Income.........      39,946,131
                                    --------------
Net Realized and Unrealized Gain:
Net realized gain.................     430,382,084
Net change in unrealized
  appreciation....................     835,783,214
                                    --------------
    Net Gain......................   1,266,165,298
                                    --------------
Net Increase......................  $1,306,111,429
                                    ==============

                       See Notes to Financial Statements
 8

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2003   FEBRUARY 28, 2003
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $   39,946,131     $    83,384,383
Net realized gain...........................................     430,382,084         168,461,681
Net change in unrealized appreciation.......................     835,783,214      (2,624,203,210)
                                                              ---------------    ---------------
    Net Increase (Decrease).................................   1,306,111,429      (2,372,357,146)
                                                              ---------------    ---------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (1,016,906)         (2,241,425)
    Class B shares..........................................     (32,519,554)        (77,556,153)
    Class C shares..........................................        (464,550)         (1,055,263)
    Class D shares..........................................      (4,199,213)         (8,637,871)
Net realized gain
    Class A shares..........................................      (2,729,900)         (2,997,124)
    Class B shares..........................................    (153,089,614)       (197,956,757)
    Class C shares..........................................      (2,198,511)         (2,584,634)
    Class D shares..........................................     (10,422,997)        (10,202,124)
                                                              ---------------    ---------------
    Total Dividends and Distributions.......................    (206,641,245)       (303,231,351)
                                                              ---------------    ---------------

Net decrease from capital stock transactions................    (289,897,606)     (1,356,525,019)
                                                              ---------------    ---------------
    Net Increase (Decrease).................................     809,572,578      (4,032,113,516)
Net Assets:
Beginning of period.........................................   6,583,503,728      10,615,617,244
                                                              ---------------    ---------------
End of Period
(Including accumulated undistributed net investment income
of $26,218,940 and $24,473,032, respectively)...............  $7,393,076,306     $ 6,583,503,728
                                                              ===============    ===============

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six year and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

$250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,380, $2,147,766 and $6,975, respectively and received $229,650 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $824,027,310 and $1,258,303,712, respectively.

For the six months ended August 31, 2003, the Fund incurred brokerage commissions of $256,133 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $3,644. At August 31, 2003, the Fund had an accrued pension liability of $60,921, which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $97,000.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2003, the Fund had temporary book/tax differences attributable to a non-deductible expense.

6. Capital Stock

Transactions in capital stock were as follows:

                                                         FOR THE SIX                   FOR THE YEAR
                                                        MONTHS ENDED                       ENDED
                                                       AUGUST 31, 2003               FEBRUARY 28, 2003
                                                 ---------------------------   -----------------------------
                                                         (unaudited)
                                                   SHARES         AMOUNT         SHARES          AMOUNT
                                                 -----------   -------------   -----------   ---------------
CLASS A SHARES
Sold...........................................      357,755   $  13,339,480       807,118   $    31,752,569
Reinvestment of dividends and distributions....       84,012       3,221,676       106,190         4,371,930
Redeemed.......................................     (439,673)    (16,246,319)     (970,871)      (38,277,429)
                                                 -----------   -------------   -----------   ---------------
Net increase (decrease) - Class A..............        2,094         314,837       (57,563)       (2,152,930)
                                                 -----------   -------------   -----------   ---------------
CLASS B SHARES
Sold...........................................    4,992,185     189,260,552     9,619,119       386,653,422
Reinvestment of dividends and distributions....    4,341,948     167,239,326     6,030,065       248,999,928
Redeemed.......................................  (18,514,219)   (690,915,612)  (51,108,510)   (2,008,751,524)
                                                 -----------   -------------   -----------   ---------------
Net decrease - Class B.........................   (9,180,086)   (334,415,734)  (35,459,326)   (1,373,098,174)
                                                 -----------   -------------   -----------   ---------------
CLASS C SHARES
Sold...........................................      277,268      10,535,393       492,590        19,786,226
Reinvestment of dividends and distributions....       65,393       2,509,762        84,072         3,456,704
Redeemed.......................................     (271,318)    (10,067,195)     (841,485)      (33,132,034)
                                                 -----------   -------------   -----------   ---------------
Net increase (decrease) - Class C..............       71,343       2,977,960      (264,823)       (9,889,104)
                                                 -----------   -------------   -----------   ---------------
CLASS D SHARES
Sold...........................................    1,729,880      65,574,417     3,402,262       136,185,393
Reinvestment of dividends and distributions....      360,138      13,758,299       433,093        17,658,220
Redeemed.......................................   (1,021,486)    (38,107,385)   (3,110,440)     (125,228,424)
                                                 -----------   -------------   -----------   ---------------
Net increase - Class D.........................    1,068,532      41,225,331       724,915        28,615,189
                                                 -----------   -------------   -----------   ---------------
Net decrease in Fund...........................   (8,038,117)  $(289,897,606)  (35,056,797)  $(1,356,525,019)
                                                 ===========   =============   ===========   ===============

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED) continued

7. Fund Merger

On July 31, 2003, the Trustees of Morgan Stanley Equity Fund ("Equity") and the Directors of the Fund approved a Plan of Reorganization whereby Equity would be merged into the Fund. The Plan of Reorganization is subject to the consent of Equity's shareholders at a special meeting scheduled to be held on December 16, 2003. If approved, the assets of the Fund would be combined with the assets of Equity and shareholders of Equity would become shareholders of the Fund, receiving shares of the corresponding class of the Fund equal to the value of their holdings in Equity.

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                             FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED     ----------------------------------------------------
                                           AUGUST 31, 2003     2003       2002       2001      2000*       1999
                                           ---------------   --------   --------   --------   --------   --------
                                             (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $34.01        $ 46.44     $52.54     $50.11     $60.22     $58.39
                                                ------        -------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++..............         0.34           0.68       0.71       0.84       0.94       1.05
    Net realized and unrealized gain
    (loss)...............................         6.74         (11.41)     (3.51)      8.35      (7.75)      3.58
                                                ------        -------     ------     ------     ------     ------

Total income (loss) from investment
 operations..............................         7.08         (10.73)     (2.80)      9.19      (6.81)      4.63
                                                ------        -------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income................        (0.34)         (0.72)     (0.70)     (0.92)     (0.99)     (1.02)
    Net realized gain....................        (0.91)         (0.98)     (2.60)     (5.84)     (2.31)     (1.78)
                                                ------        -------     ------     ------     ------     ------

Total dividends and distributions........        (1.25)         (1.70)     (3.30)     (6.76)     (3.30)     (2.80)
                                                ------        -------     ------     ------     ------     ------

Net asset value, end of period...........       $39.84        $ 34.01     $46.44     $52.54     $50.11     $60.22
                                                ======        =======     ======     ======     ======     ======

Total Return+............................        20.99%(1)     (23.66)%    (5.35)%    19.31%    (12.07)%     8.10%

Ratios to Average Net Assets:(3)
Expenses.................................         0.82%(2)       0.77%      0.73%      0.73%      0.67%      0.64%

Net investment income....................         1.79%(2)       1.69%      1.46%      1.57%      1.52%      1.76%

Supplemental Data:
Net assets, end of period, in
 thousands...............................     $122,392       $104,419   $145,257   $223,106   $214,669   $227,457

Portfolio turnover rate..................           12%(1)          7%         0%         1%         4%        13%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 16

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                    FOR THE SIX                      FOR THE YEAR ENDED FEBRUARY 28,
                                   MONTHS ENDED     -----------------------------------------------------------------
                                  AUGUST 31, 2003      2003         2002         2001          2000*         1999
                                  ---------------   ----------   ----------   -----------   -----------   -----------
                                    (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of
 period.........................        $34.04         $ 46.46       $52.54        $50.10        $60.18        $58.36
                                        ------         -------       ------        ------        ------        ------

Income (loss) from investment
 operations:
    Net investment income++.....          0.20            0.37         0.34          0.47          0.64          0.77
    Net realized and unrealized
    gain (loss).................          6.74          (11.41)       (3.50)         8.35         (7.73)         3.58
                                        ------         -------       ------        ------        ------        ------

Total income (loss) from
 investment operations..........          6.94          (11.04)       (3.16)         8.82         (7.09)         4.35
                                        ------         -------       ------        ------        ------        ------

Less dividends and distributions
 from:
    Net investment income.......         (0.19)          (0.40)       (0.32)        (0.54)        (0.68)        (0.75)
    Net realized gain...........         (0.91)          (0.98)       (2.60)        (5.84)        (2.31)        (1.78)
                                        ------         -------       ------        ------        ------        ------

Total dividends and
 distributions..................         (1.10)          (1.38)       (2.92)        (6.38)        (2.99)        (2.53)
                                        ------         -------       ------        ------        ------        ------

Net asset value, end of
 period.........................        $39.88         $ 34.04       $46.46        $52.54        $50.10        $60.18
                                        ======         =======       ======        ======        ======        ======

Total Return+...................         20.54%(1)      (24.27)%      (6.06)%       18.48%       (12.49)%        7.59%

Ratios to Average Net Assets
(3):
Expenses........................          1.57%(2)        1.54%        1.49%         1.42%         1.15%         1.11%

Net investment income...........          1.05%(2)        0.92%        0.70%         0.88%         1.04%         1.29%

Supplemental Data:
Net assets, end of period, in
 millions.......................        $6,688          $6,020       $9,865       $11,819       $12,869       $18,061

Portfolio turnover rate.........            12%(1)           7%           0%            1%            4%           13%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                              FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28,
                                             MONTHS ENDED     ---------------------------------------------------
                                            AUGUST 31, 2003    2003       2002       2001      2000*       1999
                                            ---------------   -------   --------   --------   --------   --------
                                              (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period......       $33.92       $ 46.32     $52.44     $49.96     $60.02     $58.28
                                                 ------       -------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++...............         0.20          0.37       0.35       0.50       0.47       0.59
    Net realized and unrealized gain
    (loss)................................         6.72        (11.38)     (3.49)      8.32      (7.70)      3.56
                                                 ------       -------     ------     ------     ------     ------

Total income (loss) from investment
 operations...............................         6.92        (11.01)     (3.14)      8.82      (7.23)      4.15
                                                 ------       -------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income.................        (0.19)        (0.41)     (0.38)     (0.50)     (0.52)     (0.63)
    Net realized gain.....................        (0.91)        (0.98)     (2.60)     (5.84)     (2.31)     (1.78)
                                                 ------       -------     ------     ------     ------     ------

Total dividends and distributions.........        (1.10)        (1.39)     (2.98)     (6.34)     (2.83)     (2.41)
                                                 ------       -------     ------     ------     ------     ------

Net asset value, end of period............       $39.74       $ 33.92     $46.32     $52.44     $49.96     $60.02
                                                 ======       =======     ======     ======     ======     ======

Total Return+.............................        20.53%(1)    (24.26)%    (6.05)%    18.54%    (12.73)%     7.26%

Ratios to Average Net Assets (3):
Expenses..................................         1.57%(2)      1.54%      1.48%      1.37%      1.43%      1.43%

Net investment income.....................         1.05%(2)      0.92%      0.71%      0.93%      0.76%      0.97%

Supplemental Data:
Net assets, end of period, in thousands...      $99,533       $82,544   $124,976   $139,320   $135,496   $144,425

Portfolio turnover rate...................           12%(1)         7%         0%         1%         4%        13%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 18

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED     ----------------------------------------------------
                                           AUGUST 31, 2003     2003       2002       2001      2000*       1999
                                           ---------------   --------   --------   --------   --------   --------
                                             (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $34.03        $ 46.47     $52.59     $50.16     $60.26     $58.43
                                                ------        -------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++..............         0.39           0.77       0.83       0.97       1.09       1.17
    Net realized and unrealized gain
    (loss)...............................         6.73         (11.41)     (3.53)      8.35      (7.76)      3.59
                                                ------        -------     ------     ------     ------     ------

Total income (loss) from investment
 operations..............................         7.12         (10.64)     (2.70)      9.32      (6.67)      4.76
                                                ------        -------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income................        (0.37)         (0.82)     (0.82)     (1.05)     (1.12)     (1.15)
    Net realized gain....................        (0.91)         (0.98)     (2.60)     (5.84)     (2.31)     (1.78)
                                                ------        -------     ------     ------     ------     ------

Total dividends and distributions........        (1.28)         (1.80)     (3.42)     (6.89)     (3.43)     (2.93)
                                                ------        -------     ------     ------     ------     ------

Net asset value, end of period...........       $39.87        $ 34.03     $46.47     $52.59     $50.16     $60.26
                                                ======        =======     ======     ======     ======     ======

Total Return+............................        21.12%(1)     (23.50)%    (5.10)%    19.60%    (11.85)%     8.33%

Ratios to Average Net Assets (3):
Expenses.................................         0.57%(2)       0.54%      0.49%      0.48%      0.43%      0.43%

Net investment income....................         2.04%(2)       1.92%      1.70%      1.82%      1.76%      1.97%

Supplemental Data:
Net assets, end of period, in
 thousands...............................     $483,515       $376,299   $480,234   $423,519   $405,246   $488,987

Portfolio turnover rate..................           12%(1)          7%         0%         1%         4%        13%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Dividend Growth
Securities

Semiannual Report
August 31, 2003

[MORGAN STANLEY LOGO]

37910RPT-12329I03-AP-9/03

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto

(d) The Fund has granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 4 - 8 are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.
Ronald E. Robison
Principal Executive Officer
October 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
October 20, 2003

Francis Smith
Principal Financial Officer
October 20, 2003

                                       3